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                          UNITED STATES                      OMB APPROVAL
                SECURITIES AND EXCHANGE COMMISSION      ----------------------
                      Washington, D.C. 20549            OMB Number:   3235-0456
                                                        Expires:  July 31, 2006
                                                        Estimated average burden
                                                        hours per response.....2
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                            FORM 24F-2
                 ANNUAL NOTICE OF SECURITIES SOLD
                     PURSUANT TO RULE 24F-2

      Read instructions at end of Form before preparing Form.

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    1.    Name and address of issuer:

          Regions Morgan Keegan Select Funds
          Morgan Keegan Tower
          Fifty North Front Street
          Memphis, Tennessee  38103


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    2.    The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /_/

          Regions Morgan Keegan Select Treasury Money Market Fund
          Regions Morgan Keegan Select Government Money Market Fund Regions Morgan Keegan Select Limited Maturity Government Fund Regions Morgan Keegan Select Fixed Income Fund
          Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund Regions Morgan Keegan Select Balanced Fund
          Regions Morgan Keegan Select Mid Cap Value Fund
          Regions Morgan Keegan Select Value Fund
          Regions Morgan Keegan Select Growth Fund
          Regions Morgan Keegan Select Mid Cap Growth Fund

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    3.    Investment Company Act File Number:

          33-44737

          Securities Act File Number:

          811-06511

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    4(a). Last day of fiscal year for which this Form is filed:

          November 30, 2004

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    4(b). /_/  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
          REGISTRATION FEE DUE.

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    4(c)  /_/  Check box if this is the last time the issuer will be filing this
               Form.

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

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   5. Calculation of registration fee:

       (i)    Aggregate sale price of
              securities sold during the
              fiscal year pursuant to
              section 24(f):                                      $2,095,520,674
                                                                   -------------
       (ii)   Aggregate price of
              securities redeemed or
              repurchased during the
              fiscal year:                   $2,169,744,144
                                              -------------
       (iii)  Aggregate price of
              securities redeemed or
              repurchased during any PRIOR
              fiscal year ending no
              earlier than October 1, 1995
              that were not previously
              used to reduce registration
              fees payable to the
              Commission:                    $            0
                                              --------------
       (iv)   Total available redemption
              credits [add Items 5(ii)and 5(iii)]:              - $2,169,744,144
                                                                ----------------

       (v)    Net sales - if Item 5(i) is
              greater than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i)]:                                         $        0
                                                                   -------------

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       (vi)   Redemption credits available   $(74,223,470)
              for use in future years --     -------------
              if Item 5(i) is less than
              Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:

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       (vii)  Multiplier for determining
              registration fee (See
              Instruction C.9):                                     X $0.0001177
                                                                      ----------
       (viii) Registration fee due
              [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no fee
              is due):                                          =     $0
                                                                   -------------

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      6.  Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

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     7.   Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                  +$       0
                                                                   -------------

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      8.  Total of the amount of the registration fee due plus any interest due
          [line 5(viii) plus line 7]:

                                                                  =$       0
                                                                   -------------

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

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      9.  Date the registration fee and any interest payment was sent to the
          Commission's lockbox depository: N/A

                Method of Delivery:

                           /_/  Wire Transfer
                          /_/   Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Charles D. Maxwell
                           ----------------------
                           Charles D. Maxwell, Secretary and Assistant Treasurer

Date: February 24, 2005

  *Please print the name and title of the signing officer below the signature.